UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Currency Fund (formerly, Eaton Vance Parametric Structured Currency Fund)

Parametric Currency Fund

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 99.4%

U.S. Treasury Obligations — 91.0%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/1/14	$650	$649,965
U.S. Treasury Bill, 0.00%, 9/18/14	200	199,921
U.S. Treasury Bill, 0.00%, 11/13/14	2,100	2,098,736
U.S. Treasury Bill, 0.00%, 12/11/14	600	599,593

Total U.S. Treasury Obligations (identified cost $3,547,666)		$3,548,215

Other — 8.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(1)	$330	$329,733

Total Other (identified cost $329,733)		$329,733

Total Short-Term Investments (identified cost $3,877,399)		$3,877,948

Other Assets, Less Liabilities — 0.6%		$23,219

Net Assets — 100.0%		$3,901,167

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2014 was $245.

A summary of open financial instruments at February 28, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/19/14	United States Dollar 128,250	Australian Dollar 143,456	State Street Bank and Trust Co.	$—	$(366)	$(366)
3/19/14	United States Dollar 128,250	Brazilian Real 308,377	State Street Bank and Trust Co.	2,806	—	2,806
3/19/14	United States Dollar 128,250	British Pound Sterling 78,559	State Street Bank and Trust Co.	3,286	—	3,286
3/19/14	United States Dollar 2,500	Canadian Dollar 2,784	State Street Bank and Trust Co.	13	—	13
3/19/14	United States Dollar 128,250	Canadian Dollar 141,976	State Street Bank and Trust Co.	—	(80)	(80)
3/19/14	United States Dollar 3,000	Chilean Peso 1,668,300	State Street Bank and Trust Co.	—	(21)	(21)
3/19/14	United States Dollar 128,250	Chilean Peso 71,067,172	State Street Bank and Trust Co.	—	(1,336)	(1,336)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/19/14	United States Dollar 128,250	Colombian Peso 262,731,667	State Street Bank and Trust Co.	$102	$—	$102
3/19/14	United States Dollar 2,500	Colombian Peso 5,116,250	State Street Bank and Trust Co.	—	(1)	(1)
3/19/14	United States Dollar 128,250	Czech Koruna 2,595,947	State Street Bank and Trust Co.	2,908	—	2,908
3/19/14	United States Dollar 128,250	Euro 94,314	State Street Bank and Trust Co.	1,930	—	1,930
3/19/14	United States Dollar 128,250	Hungarian Forint 28,996,171	State Street Bank and Trust Co.	766	—	766
3/19/14	United States Dollar 3,200	Hungarian Forint 724,643	State Street Bank and Trust Co.	24	—	24
3/19/14	United States Dollar 128,250	Indian Rupee 7,972,982	State Street Bank and Trust Co.	58	—	58
3/19/14	United States Dollar 3,000	Indian Rupee 186,540	State Street Bank and Trust Co.	2	—	2
3/19/14	United States Dollar 128,250	Indonesian Rupiah 1,555,159,500	State Street Bank and Trust Co.	5,678	—	5,678
3/19/14	United States Dollar 128,250	Israeli Shekel 453,053	State Street Bank and Trust Co.	1,605	—	1,605
3/19/14	United States Dollar 128,250	Japanese Yen 13,061,210	State Street Bank and Trust Co.	100	—	100
3/19/14	United States Dollar 3,000	Japanese Yen 308,125	State Street Bank and Trust Co.	28	—	28
3/19/14	United States Dollar 128,250	Malaysian Ringgit 425,610	State Street Bank and Trust Co.	1,581	—	1,581
3/19/14	United States Dollar 3,000	Mexican Peso 39,833	State Street Bank and Trust Co.	—	—	—
3/19/14	United States Dollar 128,250	Mexican Peso 1,699,030	State Street Bank and Trust Co.	—	(272)	(272)
3/19/14	United States Dollar 2,500	New Taiwan Dollar 75,763	State Street Bank and Trust Co.	1	—	1
3/19/14	United States Dollar 128,250	New Taiwan Dollar 3,884,051	State Street Bank and Trust Co.	—	(49)	(49)
3/19/14	United States Dollar 128,250	New Turkish Lira 286,173	State Street Bank and Trust Co.	599	—	599
3/19/14	United States Dollar 128,250	New Zealand Dollar 155,490	State Street Bank and Trust Co.	1,970	—	1,970
3/19/14	United States Dollar 128,250	Norwegian Krone 796,881	State Street Bank and Trust Co.	4,446	—	4,446
3/19/14	United States Dollar 128,250	Peruvian New Sol 364,820	State Street Bank and Trust Co.	1,821	—	1,821
3/19/14	United States Dollar 128,250	Philippine Peso 5,787,923	State Street Bank and Trust Co.	1,333	—	1,333
3/19/14	United States Dollar 128,250	Polish Zloty 395,528	State Street Bank and Trust Co.	2,853	—	2,853
3/19/14	United States Dollar 5,800	Russian Ruble 206,828	State Street Bank and Trust Co.	—	(66)	(66)
3/19/14	United States Dollar 128,250	Russian Ruble 4,473,065	State Street Bank and Trust Co.	—	(4,234)	(4,234)
3/19/14	United States Dollar 128,250	Singapore Dollar 162,552	State Street Bank and Trust Co.	—	(19)	(19)
3/19/14	United States Dollar 128,250	South African Rand 1,419,118	State Street Bank and Trust Co.	3,239	—	3,239
3/19/14	United States Dollar 128,250	South Korean Won 137,998,283	State Street Bank and Trust Co.	692	—	692
3/19/14	United States Dollar 128,250	Swedish Krona 834,574	State Street Bank and Trust Co.	1,883	—	1,883
3/19/14	United States Dollar 3,200	Swedish Krona 20,948	State Street Bank and Trust Co.	67	—	67

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/19/14	United States Dollar 128,250	Swiss Franc 115,339	State Street Bank and Trust Co.	$2,907	$—	$2,907
3/19/14	United States Dollar 128,250	Thai Baht 4,219,938	State Street Bank and Trust Co.	991	—	991
3/19/14	United States Dollar 128,250	Yuan Renminbi 782,453	State Street Bank and Trust Co.	—	(823)	(823)

				$43,689	$(7,267)	$36,422

At February 28, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, or as a substitute for the purchase of securities or currencies.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $43,689 and $7,267, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,877,286

Gross unrealized appreciation	$662
Gross unrealized depreciation	—

Net unrealized appreciation	$662

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$3,548,215	$—	$3,548,215
Other	—	329,733	—	329,733
Total Investments	$—	$3,877,948	$—	$3,877,948
Forward Foreign Currency Exchange Contracts	$—	$43,689	$—	$43,689
Total	$—	$3,921,637	$—	$3,921,637

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(7,267)	$—	$(7,267)
Total	$—	$(7,267)	$—	$(7,267)

The Fund held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On March 17, 2014, the Fund’s Trustees approved the liquidation of the Fund. The Fund liquidated on March 31, 2014 and all shares of the Fund outstanding on such date were redeemed.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014